Long-Term Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Long Term Investment [Abstract]
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

(1)	The ownership percentages of each investee are listed as follows:

	Ownership percentage
	March 31,	December 31,	Accounting
Name of related party	2022	2021	treatments
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.70%	0.70%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
BioFirst Corporation	15.99%	15.99%	Equity Method
Rgene Corporation	31.62%	31.62%	Equity Method

(2)	The extent the investee relies on the company for its business are summarized as follows:

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Collaborating with the Company to develop and commercialize drugs
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

(3)	Long-term investment mainly consists of the following:

	March 31, 2022	December 31, 2021
	(Unaudited)
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,698	$7,941
Genepharm Biotech Corporation	23,503	24,244
BioHopeKing Corporation	873,053	900,570
Sub total	904,254	932,755
Equity Method Investments, net
BioFirst Corporation	-	-
Rgene Corporation	-	-
Total	$904,254	$932,755

(a)	BioFirst Corporation (the “BioFirst”):

The Company holds an equity interest in BioFirst Corporation, accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of March 31, 2022 and December 31, 2021, the Company owns 15.99% and 15.99% common stock shares of BioFirst, respectively. The Company made prepayment for equity investment in BioFirst to purchase additional 317,000 shares to be issued by BioFirst in the aggregate amount of $663,798 and $684,720, recorded as prepayment for long-term investments as of March 31, 2022 and December 31, 2021, respectively.

Summarized financial information for the Company’s equity method investee, BioFirst, is as follows:

Balance Sheet

	March 31, 2022	December 31, 2021
	(Unaudited)
Current Assets	$2,147,097	$2,205,669
Non-current Assets	812,865	959,454
Current Liabilities	3,237,623	2,909,703
Non-current Liabilities	17,741	32,522
Stockholders’ Equity	(295,402)	222,898

Statement of Operations

	Three Months Ended March 31,
	2022	2021
	(Unaudited)
Net sales	$8,808	$12,339
Gross profit	6,133	7,080
Net loss	(498,940)	(220,855)
Share of losses from investments accounted for using the equity method	-	(47,791)

(b)	Rgene Corporation (the “Rgene”)

Both Rgene and the Company are under common control by Dr. Tsung-Shann Jiang, the CEO and chairman of the BioLite Inc. Since Dr. Tsung-Shann Jiang is able to exercise significant influence, but not control, over the Rgene, the Company determined to use the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of March 31, 2022 and December 31, 2021, the Company owns 31.62% and 31.62% Common Stock shares of Rgene, respectively.

Summarized financial information for the Company’s equity method investee, Rgene, is as follows:

Balance Sheets

	March 31, 2022	December 31, 2021
	(Unaudited)
Current Assets	$221,169	$73,452
Noncurrent Assets	355,420	374,423
Current Liabilities	2,164,077	1,934,786
Noncurrent Liabilities	-	-
Shareholders’ Deficit	(1,587,488)	(1,486,911)

Statement of Operations

	Three Months Ended March 31,
	2022	2021
	(Unaudited)
Net sales	$-	$-
Gross Profit	-	-
Net loss	(149,480)	(95,395)
Share of loss from investments accounted for using the equity method	-	-

(4)	Disposition of long-term investment

During the three months ended March 31, 2022 and 2021, there is no disposition of long-term investment.

(5)	Losses on Equity Investments

The components of losses on equity investments for each period were as follows:

	Three Months Ended March 31,
	2022	2021
	(Unaudited)
Share of equity method investee losses	$-	$(47,791)

6. LONG-TERM INVESTMENTS

(1)	The ownership percentages of each investee are listed as follows:

	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2021	2020	treatments
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.70%	0.70%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
BioFirst Corporation	15.99%	15.99%	Equity Method
Rgene Corporation	31.62%	31.62%	Equity Method

(2)	The extent the investee relies on the company for its business are summarized as follows:

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

(3)	Long-term investment mainly consists of the following:

	December 31, 2021	December 31, 2020
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,941	$7,853
Genepharm Biotech Corporation	24,244	23,974
BioHopeKing Corporation	900,570	890,564
Sub total	932,755	922,391
Equity Method Investments, net
BioFirst Corporation	-	268,336
Rgene Corporation	-	-
Total	$932,755	$1,190,727

(a)	BioFirst Corporation (the “BioFirst”):

The Company holds an equity interest in BioFirst Corporation, accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of December 31, 2021 and 2020, the Company owns 15.99% and 15.99% common stock shares of BioFirst, respectively. During year ended December 31, 2021, the Company made prepayment for equity investment in BioFirst to purchase additional 317,000 shares to be issued by BioFirst in the aggregate amount of $684,720, recorded as prepayment for long-term investments as of December 31, 2021.

Summarized financial information for the Company’s equity method investee, BioFirst, is as follows:

Balance Sheet

	December 31, 2021	December 31, 2020
Current Assets	$2,205,669	$1,299,822
Noncurrent Assets	959,454	2,540,041
Current Liabilities	2,909,703	1,986,340
Noncurrent Liabilities	32,522	73,197
Stockholders’ Equity	222,898	1,780,326

Statement of operation

	Year Ended December 31,
	2021	2020
Net sales	$26,693	$257,235
Gross profit	8,348	10,121
Net loss	(2,276,892)	(5,401,074)
Share of losses from investments accounted for using the equity method	(269,844)	(1,168,733)

(b)	Rgene Corporation (the “Rgene”)

Both Rgene and the Company are under common control by Dr. Tsung-Shann Jiang, the CEO and chairman of the BioLite Inc. Since Dr. Tsung-Shann Jiang is able to exercise significant influence, but not control, over the Rgene, the Company determined to use the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of December 31, 2021 and 2020, the Company owns 31.62% and 31.62% common stock shares of Rgene, respectively.

Summarized financial information for the Company’s equity method investee, Rgene, is as follows:

Balance Sheets

	December 31, 2021	December 31, 2020
Current Assets	$73,452	$123,958
Noncurrent Assets	374,423	412,342
Current Liabilities	1,934,786	1,392,756
Noncurrent Liabilities	-	38,953
Shareholders’ Deficit	(1,486,911)	(895,409)

Statement of operations

	Year Ended December 31,
	2021	2020
Net sales	$-	$16,595
Gross Profit	-	(335,735)
Net loss	(576,514)	(641,636)
Share of loss from investments accounted for using the equity method	-	-

(4)	Disposition of long-term investment

During the year ended December 31, 2020, the Company sold 218,000 shares of common stock of BioHopeKing Corporation at price of NT$24, equivalent $0.85, to several individuals, and the percentage of ownership decreased to 5.90% as of December 31, 2020. As a result of the transactions, the Company recognized investment loss of $40,589 and impairment loss of $961,217 for the year ended December 31, 2020. During the year ended December 31, 2021, there is no disposition of long-term investment.

(5)	Losses on Equity Investments

The components of losses on equity investments for each period were as follows:

	Year Ended December 31,
	2021	2020
Share of equity method investee losses	$(269,844)	$(1,168,733)